Additional Financial Information of Parent Company - Schedule I Balance Sheets (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ASSETS
Cash and cash equivalents	$ 102,158,306	¥ 711,205,698		¥ 1,298,565,042	¥ 1,527,777,270
Other current assets	715,985	4,984,541		15,320,791
Total current assets	118,734,921	826,608,777		1,582,067,319
Investment in subsidiaries and VIE	15,447,298	107,541,000		67,262,431
Property and equipment, net	3,998,213	27,834,760		36,267,042
Other non-current assets	2,569,166	17,886,020		27,914,021
Total Assets	222,607,220	1,549,746,943		1,980,494,033
LIABILITIES
Other current liabilities	11,232,881	78,201,072		39,929,945
Total Liabilities	50,408,061	350,930,835		613,345,198
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,479,446 and 201,737,272 shares issued and outstanding, as of December 31, 2018 and 2019, respectively)	90,867	632,601		631,715
Additional paid-in capital	165,237,770	1,150,352,309		1,138,107,676
Retained earnings	(2,523,418)	(17,567,529)		147,118,546
Accumulated other comprehensive income	7,776,965	54,141,670		53,153,406
Total Jupai shareholders' equity	170,582,184	1,187,559,051		1,339,011,343
Total Liabilities and Equity	222,607,220	1,549,746,943		1,980,494,033
Parent Company
ASSETS
Cash and cash equivalents	5,751,905	40,043,612	$ 1,497,391	10,424,536	¥ 147,457,957	¥ 262,609,642
Other current assets	76,933	535,595		446,736
Total current assets	5,828,838	40,579,207		10,871,272
Investment in subsidiaries and VIE	138,423,526	963,676,905		1,144,961,352
Property and equipment, net				32,409
Other non-current assets				418,307
Loan to subsidiaries	28,815,951	200,610,890		197,998,064
Total Assets	173,068,315	1,204,867,002		1,354,281,404
LIABILITIES
Other current liabilities	610,552	4,250,542		2,424,155
Amounts due to related parties - non-current	1,875,579	13,057,409		12,845,906
Total Liabilities	2,486,131	17,307,951		15,270,061
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,479,446 and 201,737,272 shares issued and outstanding, as of December 31, 2018 and 2019, respectively)	90,867	632,601		631,715
Additional paid-in capital	165,237,770	1,150,352,309		1,138,107,676
Retained earnings	(2,523,418)	(17,567,529)		147,118,546
Accumulated other comprehensive income	7,776,965	54,141,670		53,153,406
Total Jupai shareholders' equity	170,582,184	1,187,559,051		1,339,011,343
Total Liabilities and Equity	$ 173,068,315	¥ 1,204,867,002		¥ 1,354,281,404